Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the “total compensation” and “compensation actually paid” to our Named Officers and certain financial performance of the Company. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the Named Officers. The P&O Committee evaluates compensation decisions in light of Company or individual performance and does not use “compensation actually paid” as a basis for making compensation decisions. For information concerning our compensation philosophy and how we align executive compensation with our performance, see the CD&A.

					Average Summary Compensation Table Total for Non-CEO Named Officers ($) (d)		Average Compensation Actually Paid to Non-CEO Named Officers ($) (e)		Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO ($) (b)	(1)	Compensation Actually Paid to CEO ($) (c)	(2)		(3)		(4)	Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	(5)	Net Income ($ in millions) (h)	Company-Selected Measure: Organic Sales Growth (%) (i)	(6)
2022	14,462,406		11,047,446		4,061,090		3,453,780		122.8	126.7		1,967	7.0
2021	15,458,151		18,008,793		4,085,777		4,559,072		129.8	125.3		2,338	4.4
2020	14,364,118		22,765,213		4,024,886		5,573,106		127.2	110.7		2,860	7.2

NOTES TO THE PAY VERSUS PERFORMANCE TABLE

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Noel R. Wallace (who was our Chairman, President and Chief Executive Officer for all years presented) in the “Total” column of the Summary Compensation Table.
(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. Wallace, as computed in accordance with Item 402(v) of Regulation S-K (“CAP”). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wallace during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Wallace’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for CEO ($)	(Subtract): Reported Value of Equity Awards ($)	(a)	Add: Equity Award Adjustments ($)	(b)	(Subtract): Reported Change in the Actuarial Present Value of Pension Benefits ($)	(c)	Add: Pension Benefit Adjustments ($)	(d)	CAP for CEO ($)
2022	14,462,406	(9,114,661)		5,725,594		(25,893)		—		11,047,446
2021	15,458,151	(10,903,528)		13,477,139		(22,969)		—		18,008,793
2020	14,364,118	(8,641,292)		17,070,257		(27,870)		—		22,765,213

(a)	The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.

Executive Compensation

(b)	The amounts added (or subtracted, as applicable) in calculating the equity award adjustments for the CEO for each applicable year are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	9,656,022	(1,253,543)	—	(2,725,632)	—	48,747	5,725,594
2021	13,417,733	296,498	105,132	(382,562)	—	40,338	13,477,139
2020	11,443,463	4,540,148	—	1,059,193	—	27,453	17,070,257

(c)	The amounts in this column represent the change in pension value amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)

No values are shown in this column for pension benefit adjustments because (i) there are no service costs for services rendered during the applicable years because the Retirement Plan and Supplemental Retirement Plan were both frozen prior to 2020 and (ii) there are no prior service costs because no additional benefits were granted in a plan amendment during the applicable years.

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our Named Officers as a group (excluding Mr. Wallace) in the “Total” column of the Summary Compensation Table for each applicable year. The Named Officers included for purposes of calculating the average amounts in each applicable year are as follows: (i) for each of 2022 and 2021, Stanley J. Sutula III, Jennifer M. Daniels, Prabha Parameswaran and Panagiotis Tsourapas; and (ii) for 2020, Henning I. Jakobsen, Stanley J. Sutula III, Jennifer M. Daniels, Prabha Parameswaran and Panagiotis Tsourapas.

(4)	The dollar amounts reported in column (e) represent the average amount of CAP for the Named Officers as a group (excluding Mr. Wallace), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Officers as a group (excluding Mr. Wallace) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation of the Named Officers as a group (excluding Mr. Wallace) for each year to determine the CAP, using the same methodology described above in note 2:

Year	Average Reported Summary Compensation Table Total for non-CEO Named Officers ($)	(Subtract): Average Reported Value of Equity Awards ($)	Add: Average Equity Award Adjustments ($)(a)	(Subtract): Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Add: Average Pension Benefit Adjustments ($)	Average CAP for non-CEO Named Officers ($)
2022	4,061,090	(1,857,696)	1,252,854	(2,468)	—	3,453,780
2021	4,085,777	(2,152,095)	2,627,579	(2,189)	—	4,559,072
2020	4,024,886	(2,057,487)	3,607,832	(2,125)	—	5,573,106

(a)	The amounts added (or subtracted, as applicable) in calculating the total average equity award adjustments for each applicable year are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2022	1,968,034	(285,769)	—	(448,213)	—	18,802	1,252,854
2021	2,651,509	49,886	19,907	(114,020)	—	20,297	2,627,579
2020	2,538,288	785,601	—	269,390	—	14,553	3,607,832

(5)	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer company index used for this purpose, which is the peer company index used by us for purposes of Item 201(e) of Regulation S-K, is comprised of the following companies: Campbell Soup Company, The Clorox Company, The Coca-Cola Company, ConAgra Brands, Inc., The Estée Lauder Companies, Inc., General Mills, Inc., Johnson & Johnson, Kellogg Company, Kimberly-Clark Corporation, The Kraft Heinz Company, Mondēlez International, Inc., PepsiCo, Inc., The Procter & Gamble Company, Reckitt Benckiser Group plc and Unilever PLC.
(6)	Organic sales growth is a non-GAAP financial measure defined as net sales excluding foreign exchange, acquisitions and divestments. Please see Annex A for a reconciliation of organic sales growth to net sales growth calculated in accordance with GAAP.

Company Selected Measure Name	Organic Sales Growth
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for our Named Officers as a group (excluding Mr. Wallace) in the “Total” column of the Summary Compensation Table for each applicable year. The Named Officers included for purposes of calculating the average amounts in each applicable year are as follows: (i) for each of 2022 and 2021, Stanley J. Sutula III, Jennifer M. Daniels, Prabha Parameswaran and Panagiotis Tsourapas; and (ii) for 2020, Henning I. Jakobsen, Stanley J. Sutula III, Jennifer M. Daniels, Prabha Parameswaran and Panagiotis Tsourapas.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer company index used for this purpose, which is the peer company index used by us for purposes of Item 201(e) of Regulation S-K, is comprised of the following companies: Campbell Soup Company, The Clorox Company, The Coca-Cola Company, ConAgra Brands, Inc., The Estée Lauder Companies, Inc., General Mills, Inc., Johnson & Johnson, Kellogg Company, Kimberly-Clark Corporation, The Kraft Heinz Company, Mondēlez International, Inc., PepsiCo, Inc., The Procter & Gamble Company, Reckitt Benckiser Group plc and Unilever PLC.
PEO Total Compensation Amount	$ 14,462,406	$ 15,458,151	$ 14,364,118
PEO Actually Paid Compensation Amount	11,047,446	18,008,793	22,765,213
Non-PEO NEO Average Total Compensation Amount	4,061,090	4,085,777	4,024,886
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,453,780	4,559,072	5,573,106
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. TSR and Peer TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Organic Sales Growth
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures Used to Link CAP For the Most Recently Completed Fiscal Year To Company Performance

The following table lists the financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link CAP for our Named Officers for 2022 to Company performance.

Adjusted Earnings Per Share
Free Cash Flow Productivity
Organic Sales Growth (Company-Selected Measure)
Relative Adjusted Net Income Growth
Relative Organic Sales Growth
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 122.8	129.8	127.2
Peer Group Total Shareholder Return Amount	126.7	125.3	110.7
Net Income (Loss)	$ 1,967	$ 2,338	$ 2,860
Company Selected Measure Amount	7	4.4	7.2
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Productivity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Organic Sales Growth (Company-Selected Measure)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Adjusted Net Income Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Organic Sales Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,114,661)	$ (10,903,528)	$ (8,641,292)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,725,594	13,477,139	17,070,257
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,893)	(22,969)	(27,870)
PEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,656,022	13,417,733	11,443,463
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,253,543)	296,498	4,540,148
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,725,632)	(382,562)	1,059,193
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	105,132	0
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,747	40,338	27,453
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,857,696)	(2,152,095)	(2,057,487)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,252,854	2,627,579	3,607,832
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,468)	(2,189)	(2,125)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,968,034	2,651,509	2,538,288
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(285,769)	49,886	785,601
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(448,213)	(114,020)	269,390
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	19,907	0
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,802	20,297	14,553
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0